Consolidated Statement Of Changes In Stockholders' Deficit (USD $)	Private Placement [Member] Common Stock [Member] USD ($)	Private Placement [Member] Additional Paid-in Capital [Member] USD ($)	Private Placement [Member] USD ($)	Preferred Class A [Member] Series A Preferred Stock [Member]	Preferred Class A [Member]	Series C Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Common Stock [Member] Series A Preferred Stock [Member] USD ($)	Common Stock [Member] Series C Preferred Stock [Member] USD ($)	Common Stock [Member] Series D Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series A Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series D Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Subscription Receivable [Member] USD ($)	Retained Earnings [Member] USD ($)	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Total USD ($)
BALANCE at Sep. 30, 2010													$ 346,000				$ 43,132,000	$ (1,334,000)	$ (48,415,000)			$ (6,271,000)
BALANCE (in Shares) at Sep. 30, 2010					46,050								17,276,704
Proceeds from subscription receivable																		1,334,000				1,334,000
Issuance of shares of common stock pursuant to the conversion							2,551,000		3,605,000								846,000					7,002,000
Issuance of shares of common stock pursuant to the conversion (in Shares)							34,169		60,000
Fair value of stock options																	265,000					265,000
Issuance of shares to satisfy claims																		1,334,000				1,334,000
Issuance of common stock in private placement	63,000	823,000	886,000
Issuance of common stock in private placement (in Shares)	3,170,000																					3,170,000
Issuance of shares of common stock pursuant to the conversion of Warrants (in Shares)																						530,000
Reclassification of liability contracts to equity							2,551,000		3,605,000								846,000					7,002,000
Reclassification of liability contracts to equity (in Shares)							34,169		60,000
Net income (loss)																			(4,713,000)			(4,713,000)
BALANCE at Sep. 30, 2011							2,551,000		3,605,000				409,000				45,066,000		(53,128,000)			(1,497,000)
BALANCE (in Shares) at Sep. 30, 2011					46,050		34,169		60,000				20,446,704
Proceeds from subscription receivable													39,000				476,000					515,000
Issuance of Series A Preferred Dividends																	715,000		(715,000)
Issuance of Series A Preferred Dividends (in Shares)					5,723
Issuance of shares of common stock pursuant to the conversion										83,000				(83,000)
Issuance of shares of common stock pursuant to the conversion (in Shares)				(51,773)						4,141,826
Fair value of stock options																	10,000					10,000
Issuance of shares to satisfy claims													39,000				476,000					515,000
Issuance of shares to satisfy claims (in Shares)													1,967,042
Issuance of common stock in private placement (in Shares)																						1,967,042
Reclassification of liability contracts to equity										83,000				(83,000)
Reclassification of liability contracts to equity (in Shares)				(51,773)						4,141,826
Net income (loss)																			(1,937,000)			(1,937,000)
BALANCE at Sep. 30, 2012							2,551,000		3,605,000				531,000				46,184,000		(55,780,000)			(2,909,000)
BALANCE (in Shares) at Sep. 30, 2012							34,169		60,000				26,597,510
Proceeds from subscription receivable													12,000				113,000					125,000
Issuance of shares of common stock pursuant to the conversion						(2,551,000)		(3,605,000)			68,000	120,000	200,000		2,483,000	3,485,000	4,800,000					5,000,000
Issuance of shares of common stock pursuant to the conversion (in Shares)						(34,169)		(60,000)			3,416,692	6,000,000	10,000,000
Issuance of shares to satisfy claims													12,000				113,000					125,000
Issuance of shares to satisfy claims (in Shares)													600,000
Distribution to non-controlling interest																	(146,000)					(146,000)
Issuance of common stock in private placement	589,000	7,837,000	8,426,000
Issuance of common stock in private placement (in Shares)	29,451,590
Issuance of shares of common stock pursuant to the conversion of Warrants													260,000				(260,000)
Issuance of shares of common stock pursuant to the conversion of Warrants (in Shares)													12,951,196
Reclassification of liability contracts to equity						(2,551,000)		(3,605,000)			68,000	120,000	200,000		2,483,000	3,485,000	4,800,000					5,000,000
Reclassification of liability contracts to equity (in Shares)						(34,169)		(60,000)			3,416,692	6,000,000	10,000,000
Net income (loss)																			454,000			454,000
BALANCE at Mar. 31, 2013													$ 1,780,000				$ 64,496,000		$ (55,326,000)			$ 10,950,000
BALANCE (in Shares) at Mar. 31, 2013													89,016,988